Exhibit 99.1
FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: January 12, 2023

DATES
Collection Period	44
Collection Period Beginning Date	12/1/2022
Collection Period Ending Date	12/31/2022
Payment Date	1/17/2023
LIBOR Determination Date	N/A
LIBOR Rate	N/A

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-B Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	0.0%	$0.00	$0.00	$0.00
Class A-4 Notes	0.0%	$78,702,875.95	$78,702,875.95	$0.00
Total Securities	0.0%	$78,702,875.95	$78,702,875.95	$0.00

Overcollateralization		$72,393,322.31	$72,393,322.31	$0.00
Reserve Account Balance		$3,583,827.84	$3,583,827.84	$0.00
Net Pool Balance	9.7%	$151,096,198.26	$11,372,674.30	$139,723,523.96
Final Pool Balance Following Optional Redemption	0.0%	$139,723,523.96	$139,723,523.96	$0.00

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	2.576%	$0.00	$0.00
Class A-2-A Notes	2.660%	$0.00	$0.00
Class A-2-B Notes	N/A	$0.00	$0.00
Class A-3 Notes	2.640%	$0.00	$0.00
Class A-4 Notes	2.690%	$78,702,875.95	$176,425.61
		$78,702,875.95	$176,425.61

II. AVAILABLE FUNDS
Interest Collections	$795,009.16
Repurchased Interest Collections	$0.00
Principal Collections	$11,109,051.49
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$167,837.85
Liquidation Expenses*	$16,425.44
Optional Purchase Price Proceeds	$140,209,143.75
Investment Earnings (Collections Acct. remitted to servicer)	$72,953.31
Investment Earnings (Reserve Acct. remitted to servicer)	$22,731.77
Total Collections	$152,360,301.89

Reserve Account Draw Amount	$3,583,827.84

Total Available Funds	$155,944,129.73

*Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: January 12, 2023

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$221,598.58	$221,598.58	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$0.00	$0.00	$0.00
Class A-2-B Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00
Class A-4 Notes	$176,425.61	$176,425.61	$0.00
First Allocation of Principal	$78,702,875.95	$78,702,875.95	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Owner/Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$76,843,229.59	$76,843,229.59	$0.00
	$155,944,129.73	$155,944,129.73	$0.00

Principal Payment:
First Allocation of Principal		$78,702,875.95
Regular Principal Distribution Amount		$0.00
Total		$78,702,875.95

IV. POOL INFORMATION
Pool Balance		$139,723,523.96
Number of Receivables Outstanding		22,969
Weighted Average Contract Rate		6.199%
Weighted Average Remaining Term (mos)		20.88

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance		$3,583,827.84
Initial Target Credit Enhancement Overcollateralization Amount		$72,393,322.31
Target Credit Enhancement Overcollateralization Amount		$72,393,322.31
Beginning Period Overcollateralization Amount		$72,393,322.31
Ending Period Overcollateralization Amount		$0.00
Overcollateralization Shortfall		$0.00

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance		$3,583,827.84
Beginning Reserve Account Balance		$3,583,827.84
Reserve Account Deposits Made		$0.00
Reserve Account Draws		$(3,583,827.84)
Ending Reserve Account Balance		$0.00

FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: January 12, 2023

VII. LOSS & DELINQUENCY INFORMATION
	Amount	# of Receivables
Defaulted Receivables	$167,008.66	12
Realized Losses for Collection Period	$181,165.31	17
CHG Off Recoveries for Collection Period	$85,380.35	56
Net Loss for Collection Period	$95,784.96
Net Loss as % of Ending Pool Balance	0.069%
Net Loss % for 1 Period Prior	0.091%
Net Loss % for 2 Periods Prior	0.064%
Net Loss % for 3 Periods Prior	0.080%
Four-Month Average Net Loss %	0.076%

Cumulative Losses (net of recoveries) for All Collection Periods	$7,802,449.11
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.544%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	247	$2,319,334.29
As % of Ending Pool Balance		1.660%

Receivables 60 - 89 Days Delinquent	90	$779,067.78
As % of Ending Pool Balance		0.558%

Receivables 90 - 119 Days Delinquent	35	$405,207.17
As % of Ending Pool Balance		0.290%

Receivables 120 - 150 Days Delinquent	6	$29,543.25
As % of Ending Pool Balance		0.021%

Receivables 150+ Days Delinquent	11	$107,543.90
As % of Ending Pool Balance		0.077%

Total Delinquencies	389	$3,640,696.39
As % of Ending Pool Balance		2.606%

Total Repossessions	11	$89,508.77
Total Repossessions Life-to-Date	895	$12,664,477.67

Total 30+ Day Delinquencies	389	$3,640,696.39
As % of Ending Pool Balance		2.606%
Total 30+ Day Delinquencies % 1 Period Prior		2.309%
Total 30+ Day Delinquencies % 2 Periods Prior		2.392%
Total 30+ Day Delinquencies % 3 Periods Prior		2.101%
Four-Month Average Total 30+ Day Delinquency %		2.352%

60-Day Delinquency Percentage		0.946%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO